Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2022	Dec. 31, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Set forth below is the information required by Item 402(v) of Regulation
S-K,
which requires the Company to disclose certain information about the relationship between executive “compensation actually paid” by the Company and its financial performance. The term “compensation actually paid,” or “CAP,” is as defined by Item 402(v) and calculated as explained further below. CAP does not necessarily reflect the compensation actually received by or transferred to any of our NEOs for any of the years presented.
Pay Versus Performance
Table

Pay Versus Performance

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Comp- ensation Table Total for PEO ($) (Cooper) 1	Summary Comp- ensation Table Total for PEO ($) (Glass) 1	Comp- ensation Actually Paid to PEO ($) (Cooper) 3,4	Comp- ensation Actually Paid to PEO ($) (Glass) 3,4	Average Summary Comp- ensation Table Total for Non-PEO Named Executive Officers ($) 2	Average Comp- ensation Actually Paid to Non- PEO Named Executive Officers ($) 3,4	Total Share- holder Return ($) 5	Peer Group Total Share- holder Return ($) 5	Net Income (loss) ($ in millions)	Income from Operations per Share ($) 6

2025	27,991,242	—	45,952,552	—	6,375,157	10,333,916	113.22	201.00	1,177	8.72

2024	15,903,302	—	15,318,309	—	6,400,395	5,797,962	76.33	189.87	3,275	7.13

2023	13,437,920	—	10,633,177	—	5,883,097	5,434,156	61.17	157.83	(752)	6.61

2022	9,098,310	6,454,525	2,252,925	(14,976,227)	7,040,128	2,632,485	64.79	150.82	1,358	8.62

2021	—	16,760,924	—	25,991,415	4,988,003	6,949,015	139.44	136.68	3,778	12.10

1
Dennis Glass served as our Chief Executive Officer, or Principal Executive Officer (“PEO”), in 2021 and until May 27, 2022. Ms. Cooper became our PEO on May 27, 2022. Ms. Cooper was a non-PEO
NEO in 2021.

2
For 2025, our
non-PEO
NEOs included Messrs. Neczypor, Kroll, Reid and Woodroffe. For 2024, our
non-PEO
NEOs included Messrs. Neczypor, Reid and Woodroffe and former executive officers Kenneth S. Solon and Matthew Grove. For 2023, our non-PEO
NEOs included Messrs. Neczypor, Grove, Reid and Woodroffe and our former CFO Randal Freitag. For 2022, our non-PEO
NEOs included Messrs. Freitag, Grove, Reid and Solon. For 2021, our
non-PEO
NEOs included Messrs. Freitag and Solon, Ms. Cooper and former executive officer Jamie Ohl.

3
Set forth below are adjustments to the total compensation amounts presented in the “
Summary
Compensation Table,” or “SCT,” for our fiscal years 2021 through 2025 as prescribed by Item 402(v) of Regulation
S-K
to arrive at CAP. Other than as reflected for 2024 for
non-PEO
NEOs, there were no equity awards for either PEO or any of the non-PEO
NEOs that were granted in prior fiscal years that failed to meet the applicable vesting conditions during any fiscal year presented, except for the PSA awards granted in 2020, 2021 and 2022 that failed to vest in 2023, 2024 and 2025, respectively, but such awards had no value as of December 31, 2022, 2023, and 2024, respectively, so there is no change in fair value to report for these awards for 2023, 2024 or 2025, respectively. In addition, there are no service costs or prior service costs attributable to services rendered with respect to the defined pension plan for which amounts are reported in the SCT, as the plan is frozen. Finally, no adjustments were made for dividends paid on equity awards, as dividends on RSUs and PSAs are reinvested and res ult in an
increase in the number of shares underlying the award. Some totals may not reconcile due to rounding.

Year	Executive(s)	SCT Total ($)	Subtract Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year ($)	Add Change in Fair Value as of Fiscal Year End of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year ($)	Subtract Change in Pension Value and Non- Qualified Deferred Comp Earnings Reported in SCT ($)	CAP ($)

2025	PEO	27,991,242	(20,303,444)	24,361,918	13,830,667	—	72,169	—	—	45,952,552

	Non-PEO NEOs	6,375,157	(2,533,887)	3,156,358	3,252,462	—	83,839	—	(13)	10,333,916

2024	PEO	15,903,302	(9,422,735)	11,611,280	(2,431,341)	—	(342,197)	—	—	15,318,309

	Non-PEO NEOs	6,400,395	(2,405,791)	2,277,662	61,023	—	177,623	(712,949)	—	5,797,962

2023	PEO	13,437,920	(8,045,125)	5,861,148	(690,038)	—	69,272	—	—	10,633,177

	Non-PEO NEOs	5,883,097	(2,698,808)	2,775,956	(353,450)	—	(209,920)	—	(4,702)	5,434,156

2022	PEO (Cooper)	9,098,310	(6,411,818)	1,473,981	(2,068,557)	—	161,010	—	—	2,252,925

	PEO (Glass)	6,454,525	(4,259,814)	704,085	(9,721,204)	1,323,456	(9,477,274)	—	—	(14,976,227)

	Non-PEO NEOs	7,040,128	(5,257,992)	2,383,336	(1,602,957)	—	69,971	—	—	2,632,485

2021	PEO (Glass)	16,760,924	(9,926,350)	13,630,189	6,320,299	—	(593,240)	—	(200,407)	25,991,415

	Non-PEO NEOs	4,988,003	(2,262,170)	3,038,528	1,339,007	—	(150,689)	—	(3,664)	6,949,015

4
Fair values were calculated in a manner consistent with the fair value methodology used to acco unt fo
r share-based payments in our financial statements under generally accepted accounting principles. For awards that are subject to performance conditions, we calculated the change in fair value as of the end of the covered fiscal year based upon the probable outcome of such conditions as of the last day of the fiscal year.

5
Represents, as applicable, the Company’s or the peer group’s cumulative total shareholder return (“TSR”) based on a hypothetical investment of $100 on December 31, 2020, with dividends reinvested through the last trading day of 2021, 2022, 2023, 2024 and 2025, respectively. The peer group used is the S&P 500
®
Life & Health Insurance Index, which is the same index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

6
Income from Operations per Share is a financial performance measure used in our AIP. The amounts set forth in this column represent the Income from Operations per Share for 2021, 2022, 2023, 2024 and 2025, in each instance as calculated for that year in accordance with the terms of the AIP and as certified by the Compensation Committee. Income from Operations is defined as net income in accordance with U.S. GAAP but excluding the after-tax
effects of certain items. The terms of the AIP also provide for certain defined exclusions in calculating Income from Operations for purposes of the plan. For the definitions of Income from Operations per Share for the 2021, 2022, 2023, 2024 and 2025 AIPs, see Exhibit 2 beginning on page
E-6.
For more information about Income from Operations per Share and its impact on payouts under the 2025 AIP, see the CD&A.

Company Selected Measure Name			Income from Operations per Share
Named Executive Officers, Footnote

1
Dennis Glass served as our Chief Executive Officer, or Principal Executive Officer (“PEO”), in 2021 and until May 27, 2022. Ms. Cooper became our PEO on May 27, 2022. Ms. Cooper was a non-PEO
NEO in 2021.

2
For 2025, our
non-PEO
NEOs included Messrs. Neczypor, Kroll, Reid and Woodroffe. For 2024, our
non-PEO
NEOs included Messrs. Neczypor, Reid and Woodroffe and former executive officers Kenneth S. Solon and Matthew Grove. For 2023, our non-PEO
NEOs included Messrs. Neczypor, Grove, Reid and Woodroffe and our former CFO Randal Freitag. For 2022, our non-PEO
NEOs included Messrs. Freitag, Grove, Reid and Solon. For 2021, our
non-PEO
NEOs included Messrs. Freitag and Solon, Ms. Cooper and former executive officer Jamie Ohl.

Peer Group Issuers, Footnote	Represents, as applicable, the Company’s or the peer group’s cumulative total shareholder return (“TSR”) based on a hypothetical investment of $100 on December 31, 2020, with dividends reinvested through the last trading day of 2021, 2022, 2023, 2024 and 2025, respectively. The peer group used is the S&P 500
®
Life & Health Insurance Index, which is the same index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote

3
Set forth below are adjustments to the total compensation amounts presented in the “
Summary
Compensation Table,” or “SCT,” for our fiscal years 2021 through 2025 as prescribed by Item 402(v) of Regulation
S-K
to arrive at CAP. Other than as reflected for 2024 for
non-PEO
NEOs, there were no equity awards for either PEO or any of the non-PEO
NEOs that were granted in prior fiscal years that failed to meet the applicable vesting conditions during any fiscal year presented, except for the PSA awards granted in 2020, 2021 and 2022 that failed to vest in 2023, 2024 and 2025, respectively, but such awards had no value as of December 31, 2022, 2023, and 2024, respectively, so there is no change in fair value to report for these awards for 2023, 2024 or 2025, respectively. In addition, there are no service costs or prior service costs attributable to services rendered with respect to the defined pension plan for which amounts are reported in the SCT, as the plan is frozen. Finally, no adjustments were made for dividends paid on equity awards, as dividends on RSUs and PSAs are reinvested and res ult in an
increase in the number of shares underlying the award. Some totals may not reconcile due to rounding.

Year	Executive(s)	SCT Total ($)	Subtract Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year ($)	Add Change in Fair Value as of Fiscal Year End of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year ($)	Subtract Change in Pension Value and Non- Qualified Deferred Comp Earnings Reported in SCT ($)	CAP ($)

2025	PEO	27,991,242	(20,303,444)	24,361,918	13,830,667	—	72,169	—	—	45,952,552

	Non-PEO NEOs	6,375,157	(2,533,887)	3,156,358	3,252,462	—	83,839	—	(13)	10,333,916

2024	PEO	15,903,302	(9,422,735)	11,611,280	(2,431,341)	—	(342,197)	—	—	15,318,309

	Non-PEO NEOs	6,400,395	(2,405,791)	2,277,662	61,023	—	177,623	(712,949)	—	5,797,962

2023	PEO	13,437,920	(8,045,125)	5,861,148	(690,038)	—	69,272	—	—	10,633,177

	Non-PEO NEOs	5,883,097	(2,698,808)	2,775,956	(353,450)	—	(209,920)	—	(4,702)	5,434,156

2022	PEO (Cooper)	9,098,310	(6,411,818)	1,473,981	(2,068,557)	—	161,010	—	—	2,252,925

	PEO (Glass)	6,454,525	(4,259,814)	704,085	(9,721,204)	1,323,456	(9,477,274)	—	—	(14,976,227)

	Non-PEO NEOs	7,040,128	(5,257,992)	2,383,336	(1,602,957)	—	69,971	—	—	2,632,485

2021	PEO (Glass)	16,760,924	(9,926,350)	13,630,189	6,320,299	—	(593,240)	—	(200,407)	25,991,415

	Non-PEO NEOs	4,988,003	(2,262,170)	3,038,528	1,339,007	—	(150,689)	—	(3,664)	6,949,015

Non-PEO NEO Average Total Compensation Amount			$ 6,375,157	$ 6,400,395	$ 5,883,097	$ 7,040,128	$ 4,988,003
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,333,916	5,797,962	5,434,156	2,632,485	6,949,015
Adjustment to Non-PEO NEO Compensation Footnote

3
Set forth below are adjustments to the total compensation amounts presented in the “
Summary
Compensation Table,” or “SCT,” for our fiscal years 2021 through 2025 as prescribed by Item 402(v) of Regulation
S-K
to arrive at CAP. Other than as reflected for 2024 for
non-PEO
NEOs, there were no equity awards for either PEO or any of the non-PEO
NEOs that were granted in prior fiscal years that failed to meet the applicable vesting conditions during any fiscal year presented, except for the PSA awards granted in 2020, 2021 and 2022 that failed to vest in 2023, 2024 and 2025, respectively, but such awards had no value as of December 31, 2022, 2023, and 2024, respectively, so there is no change in fair value to report for these awards for 2023, 2024 or 2025, respectively. In addition, there are no service costs or prior service costs attributable to services rendered with respect to the defined pension plan for which amounts are reported in the SCT, as the plan is frozen. Finally, no adjustments were made for dividends paid on equity awards, as dividends on RSUs and PSAs are reinvested and res ult in an
increase in the number of shares underlying the award. Some totals may not reconcile due to rounding.

Year	Executive(s)	SCT Total ($)	Subtract Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year ($)	Add Change in Fair Value as of Fiscal Year End of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year ($)	Subtract Change in Pension Value and Non- Qualified Deferred Comp Earnings Reported in SCT ($)	CAP ($)

2025	PEO	27,991,242	(20,303,444)	24,361,918	13,830,667	—	72,169	—	—	45,952,552

	Non-PEO NEOs	6,375,157	(2,533,887)	3,156,358	3,252,462	—	83,839	—	(13)	10,333,916

2024	PEO	15,903,302	(9,422,735)	11,611,280	(2,431,341)	—	(342,197)	—	—	15,318,309

	Non-PEO NEOs	6,400,395	(2,405,791)	2,277,662	61,023	—	177,623	(712,949)	—	5,797,962

2023	PEO	13,437,920	(8,045,125)	5,861,148	(690,038)	—	69,272	—	—	10,633,177

	Non-PEO NEOs	5,883,097	(2,698,808)	2,775,956	(353,450)	—	(209,920)	—	(4,702)	5,434,156

2022	PEO (Cooper)	9,098,310	(6,411,818)	1,473,981	(2,068,557)	—	161,010	—	—	2,252,925

	PEO (Glass)	6,454,525	(4,259,814)	704,085	(9,721,204)	1,323,456	(9,477,274)	—	—	(14,976,227)

	Non-PEO NEOs	7,040,128	(5,257,992)	2,383,336	(1,602,957)	—	69,971	—	—	2,632,485

2021	PEO (Glass)	16,760,924	(9,926,350)	13,630,189	6,320,299	—	(593,240)	—	(200,407)	25,991,415

	Non-PEO NEOs	4,988,003	(2,262,170)	3,038,528	1,339,007	—	(150,689)	—	(3,664)	6,949,015

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Company TSR and CAP and Comparison of Company TSR and Peer Group TSR
The graph below shows the relationship between our cumulative TSR and CAP for each PEO and the average CAP paid to non-PEO
NEOs, as well as the comparison of our cumulative TSR and the peer group (i.e., S&P 500 Life & Health Insurance Index) cumulative TSR, over the last five years.

Compensation Actually Paid vs. Net Income			Relationship between Net Income and CAP The graph below shows the relationship between net income and CAP for each PEO and the average CAP paid to non-PEO NEOs over the last five years.
Compensation Actually Paid vs. Company Selected Measure
Relationship between Income from Operations Per Share and
CAP
The graph below shows the relationship between Income from Operations per Share (calculated in accordance with the terms of our AIP) and CAP for each PEO and the average CAP paid to non-PEO
NEOs over the last five years.

Total Shareholder Return Vs Peer Group
Relationship between Company TSR and CAP and Comparison of Company TSR and Peer Group TSR
The graph below shows the relationship between our cumulative TSR and CAP for each PEO and the average CAP paid to non-PEO
NEOs, as well as the comparison of our cumulative TSR and the peer group (i.e., S&P 500 Life & Health Insurance Index) cumulative TSR, over the last five years.

Tabular List, Table
As required by Item 402(v), set forth below is the list of performance measures that the Company believes were the most important performance measures during 2025 in linking CAP, for our PEO and
Non-PEO
NEOs, to the performance of the Company.

Most Important Company Performance Measures for 2025 1

∎ Operating Return on Equity

∎ Relative TSR

∎ Income from Operations per Share

1 For more information about each of these performance measures, see the CD&A.

Total Shareholder Return Amount			$ 113.22	76.33	61.17	64.79	139.44
Peer Group Total Shareholder Return Amount			201	189.87	157.83	150.82	136.68
Net Income (Loss)			$ 1,177,000,000	$ 3,275,000,000	$ (752,000,000)	$ 1,358,000,000	$ 3,778,000,000
Company Selected Measure Amount			8.72	7.13	6.61	8.62	12.1
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Income from Operations per Share
Non-GAAP Measure Description	Income from Operations per Share is a financial performance measure used in our AIP. The amounts set forth in this column represent the Income from Operations per Share for 2021, 2022, 2023, 2024 and 2025, in each instance as calculated for that year in accordance with the terms of the AIP and as certified by the Compensation Committee. Income from Operations is defined as net income in accordance with U.S. GAAP but excluding the after-tax
effects of certain items. The terms of the AIP also provide for certain defined exclusions in calculating Income from Operations for purposes of the plan. For the definitions of Income from Operations per Share for the 2021, 2022, 2023, 2024 and 2025 AIPs, see Exhibit 2 beginning on page
E-6.
			For more information about Income from Operations per Share and its impact on payouts under the 2025 AIP, see the CD&A.
Dennis Glass [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 6,454,525	$ 16,760,924
PEO Actually Paid Compensation Amount						(14,976,227)	$ 25,991,415
PEO Name	Dennis Glass						Dennis Glass
Ms. Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 27,991,242	$ 15,903,302	$ 13,437,920	9,098,310
PEO Actually Paid Compensation Amount			$ 45,952,552	$ 15,318,309	$ 10,633,177	2,252,925
PEO Name		Ms. Cooper	Ms. Cooper	Ms. Cooper	Ms. Cooper
PEO | Dennis Glass [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,259,814)	$ (9,926,350)
PEO | Dennis Glass [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						704,085	13,630,189
PEO | Dennis Glass [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,721,204)	6,320,299
PEO | Dennis Glass [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,323,456
PEO | Dennis Glass [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,477,274)	(593,240)
PEO | Dennis Glass [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(200,407)
PEO | Ms. Cooper [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (20,303,444)	$ (9,422,735)	$ (8,045,125)	(6,411,818)
PEO | Ms. Cooper [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,361,918	11,611,280	5,861,148	1,473,981
PEO | Ms. Cooper [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,830,667	(2,431,341)	(690,038)	(2,068,557)
PEO | Ms. Cooper [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			72,169	(342,197)	69,272	161,010
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,533,887)	(2,405,791)	(2,698,808)	(5,257,992)	(2,262,170)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,156,358	2,277,662	2,775,956	2,383,336	3,038,528
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,252,462	61,023	(353,450)	(1,602,957)	1,339,007
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			83,839	177,623	(209,920)	$ 69,971	(150,689)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (712,949)
Non-PEO NEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (13)		$ (4,702)		$ (3,664)